Average Annual Total Returns			12 Months Ended	60 Months Ended	84 Months Ended				120 Months Ended
		Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
Class A | Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.21%	3.78%	3.89%	[1]
Performance Inception Date		Jan. 04, 2018
Class A | Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.09%	2.72%	2.86%	[1]
Class A | Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.51%	2.66%	2.73%	[1]
Class A | Conservative Balanced Allocation Portfolio Class A | Morningstar Moderately Conservative Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	3.88%	4.33%	[1]
Class A | Conservative Balanced Allocation Portfolio Class A | Morningstar US Fund Moderately Conservative Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			7.88%	4.05%	4.06%	[1]
Class A | Moderately Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.67%	5.38%			4.98%	[2]
Performance Inception Date		Jan. 10, 2018
Class A | Moderately Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.29%	3.95%			3.66%	[2]
Class A | Moderately Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.02%	3.85%			3.53%	[2]
Class A | Moderately Conservative Balanced Allocation Portfolio Class A | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%			5.50%	[2]
Class A | Moderately Conservative Balanced Allocation Portfolio Class A | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%			6.45%	[2]
Class A | Moderate Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.70%	5.57%	5.43%	[3]
Performance Inception Date		Jan. 04, 2018
Class A | Moderate Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.61%	4.38%	4.27%	[3]
Class A | Moderate Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	4.04%	3.92%	[3]
Class A | Moderate Balanced Allocation Portfolio Class A | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%	5.53%	[3]
Class A | Moderate Balanced Allocation Portfolio Class A | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%	6.44%	[3]
Class A | Moderately Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.89%	5.66%	5.26%	[4]
Performance Inception Date		Jan. 04, 2018
Class A | Moderately Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.84%	4.44%	4.11%	[4]
Class A | Moderately Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.23%	4.12%	3.78%	[4]
Class A | Moderately Aggressive Balanced Allocation Portfolio Class A | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%	5.53%	[4]
Class A | Moderately Aggressive Balanced Allocation Portfolio Class A | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%	6.44%	[4]
Class A | Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.79%	6.19%	5.74%	[5]
Performance Inception Date		Jan. 04, 2018
Class A | Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.90%	4.84%	4.46%	[5]
Class A | Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.74%	4.51%	4.14%	[5]
Class A | Aggressive Balanced Allocation Portfolio Class A | Morningstar Moderately Aggressive Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			10.66%	7.02%	6.83%	[5]
Class A | Aggressive Balanced Allocation Portfolio Class A | Morningstar US Fund Moderately Aggressive Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	7.50%	6.83%	[5]
Class A | U.S. Government Money Market Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Percent			(3.39%)	0.13%					0.17%
Class A | U.S. Government Money Market Portfolio Class A | 90 Day T-Bills
Prospectus [Line Items]
Average Annual Return, Percent			4.97%	2.47%					1.76%
Class A | U.S. Government Money Market Portfolio Class A | Morningstar US Fund Money Market Taxable
Prospectus [Line Items]
Average Annual Return, Percent			4.88%	2.23%					1.50%
Class A | Investment Quality Bond Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(5.25%)	(1.04%)					(0.17%)
Class A | Investment Quality Bond Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.08%)	(1.35%)					(0.51%)
Class A | Investment Quality Bond Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.16%)	(0.89%)					(0.24%)
Class A | Investment Quality Bond Portfolio Class A | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)					1.35%
Class A | Investment Quality Bond Portfolio Class A | Morningstar US Fund Intermediate Core Bond
Prospectus [Line Items]
Average Annual Return, Percent			1.68%	(0.20%)					1.30%
Class A | Large Capitalization Value Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.45%	9.06%					6.86%
Class A | Large Capitalization Value Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.05%)	6.30%					4.95%
Class A | Large Capitalization Value Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.90%	6.52%					4.92%
Class A | Large Capitalization Value Portfolio Class A | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class A | Large Capitalization Value Portfolio Class A | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent			14.28%	9.31%					8.72%
Class A | Large Capitalization Growth Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			32.40%	17.00%					14.52%
Class A | Large Capitalization Growth Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.11%	12.67%					10.08%
Class A | Large Capitalization Growth Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			23.47%	12.64%					10.23%
Class A | Large Capitalization Growth Portfolio Class A | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class A | Large Capitalization Growth Portfolio Class A | Morningstar Large Growth Average
Prospectus [Line Items]
Average Annual Return, Percent			28.96%	15.42%					14.02%
Class A | Mid Capitalization Portfolio - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.66%	8.18%					6.13%
Class A | Mid Capitalization Portfolio - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.44%	5.85%					4.19%
Class A | Mid Capitalization Portfolio - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.23%	6.09%					4.45%
Class A | Mid Capitalization Portfolio - Class A | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class A | Mid Capitalization Portfolio - Class A | Morningstar Mid Capitalization Blend Average
Prospectus [Line Items]
Average Annual Return, Percent			14.40%	9.80%					8.92%
Class A | Small Capitalization Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.07%	8.83%					6.22%
Class A | Small Capitalization Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.31%	6.43%					3.62%
Class A | Small Capitalization Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	6.79%					4.30%
Class A | Small Capitalization Portfolio Class A | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class A | Small Capitalization Portfolio Class A | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent			11.15%	8.63%					7.95%
Class A | International Equity Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(1.10%)	1.96%					1.00%
Class A | International Equity Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.08%)	1.92%					0.90%
Class A | International Equity Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.51%)	1.53%					0.74%
Class A | International Equity Portfolio Class A | MSCI ACWI EX-USA Index
Prospectus [Line Items]
Average Annual Return, Percent			5.54%	4.10%					4.80%
Class A | International Equity Portfolio Class A | Morningstar Foreign Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent			4.85%	4.45%					4.97%
Class A | Health & Biotechnology Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(5.51%)	3.05%					4.12%
Class A | Health & Biotechnology Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.79%)	1.61%					1.97%
Class A | Health & Biotechnology Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.04%)	2.24%					2.89%
Class A | Health & Biotechnology Portfolio Class A | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class A | Health & Biotechnology Portfolio Class A | Morningstar US Fund Health
Prospectus [Line Items]
Average Annual Return, Percent			0.96%	3.92%					6.47%
Class A | Technology & Communications Portfolio Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.18%	10.56%					13.09%
Class A | Technology & Communications Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.96%	7.28%					10.45%
Class A | Technology & Communications Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.20%	7.81%					10.17%
Class A | Technology & Communications Portfolio Class A | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class A | Technology & Communications Portfolio Class A | Morningstar US Fund Technology
Prospectus [Line Items]
Average Annual Return, Percent			21.96%	14.61%					16.26%
Class C | Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.58%	4.22%	4.17%	[6]
Performance Inception Date		Jan. 04, 2018
Class C | Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.68%	3.35%	3.29%	[6]
Class C | Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.10%	3.10%	3.03%	[6]
Class C | Conservative Balanced Allocation Portfolio Class C | Morningstar Moderately Conservative Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	3.88%	4.33%	[6]
Class C | Conservative Balanced Allocation Portfolio Class C | Morningstar US Fund Moderately Conservative Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			7.88%	4.05%	4.06%	[6]
Class C | Moderately Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.88%	5.56%			5.04%	[7]
Performance Inception Date		Jan. 10, 2018
Class C | Moderately Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.79%	4.35%			3.89%	[7]
Class C | Moderately Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.52%	4.11%			3.68%	[7]
Class C | Moderately Conservative Balanced Allocation Portfolio Class C | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%			6.45%	[7]
Class C | Moderately Conservative Balanced Allocation Portfolio Class C | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%			5.50%	[7]
Class C | Moderate Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxe
Average Annual Return, Percent			9.16%	6.03%	5.67%	[8]
Performance Inception Date		Jan. 04, 2018
Class C | Moderate Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.25%	5.04%	4.68%	[8]
Class C | Moderate Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.77%	4.52%	4.21%	[8]
Class C | Moderate Balanced Allocation Portfolio Class C | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%	6.44%	[8]
Class C | Moderate Balanced Allocation Portfolio Class C | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%	5.53%	[8]
Class C | Moderately Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.44%	6.10%	5.51%	[9]
Performance Inception Date		Jan. 04, 2018
Class C | Moderately Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	5.11%	4.55%	[9]
Class C | Moderately Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.93%	4.58%	4.09%	[9]
Class C | Moderately Aggressive Balanced Allocation Portfolio Class C | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%	6.44%	[9]
Class C | Moderately Aggressive Balanced Allocation Portfolio Class C | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%	5.53%	[9]
Class C | Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.39%	6.58%	5.97%	[10]
Performance Inception Date		Jan. 04, 2018
Class C | Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.74%	5.49%	4.89%	[10]
Class C | Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.46%	4.95%	4.43%	[10]
Class C | Aggressive Balanced Allocation Portfolio Class C | Morningstar US Fund Moderately Aggressive Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	7.50%	6.83%	[10]
Class C | Aggressive Balanced Allocation Portfolio Class C | Morningstar Moderately Aggressive Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			10.66%	7.02%	6.83%	[10]
Class C | U.S. Government Money Market Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Percent	[11]		1.79%	1.08%					0.59%
Class C | U.S. Government Money Market Portfolio Class C | 90 Day T-Bills
Prospectus [Line Items]
Average Annual Return, Percent	[11]		4.97%	2.47%					1.76%
Class C | U.S. Government Money Market Portfolio Class C | Morningstar US Fund Money Market Taxable
Prospectus [Line Items]
Average Annual Return, Percent	[11]		4.88%	2.23%					1.50%
Class C | Investment Quality Bond Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[12]		(1.31%)	(0.50%)					(0.07%)
Class C | Investment Quality Bond Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]		(1.50%)	(0.65%)					(0.27%)
Class C | Investment Quality Bond Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]		(0.77%)	(0.41%)					(0.10%)
Class C | Investment Quality Bond Portfolio Class C | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]		1.25%	(0.33%)					1.35%
Class C | Investment Quality Bond Portfolio Class C | Morningstar US Fund Intermediate Core Bond
Prospectus [Line Items]
Average Annual Return, Percent	[12]		1.68%	(0.20%)					1.30%
Class C | Large Capitalization Value Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[13]		4.91%	9.68%					6.85%
Class C | Large Capitalization Value Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]		(0.05%)	6.16%					4.48%
Class C | Large Capitalization Value Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		6.66%	6.91%					4.82%
Class C | Large Capitalization Value Portfolio Class C | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[13]		14.28%	9.31%					8.72%
Class C | Large Capitalization Value Portfolio Class C | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]		25.02%	14.53%					13.10%
Class C | Large Capitalization Growth Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[14]		38.45%	17.68%					14.51%
Class C | Large Capitalization Growth Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		16.89%	8.86%					7.24%
Class C | Large Capitalization Growth Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]		33.94%	12.36%					9.46%
Class C | Large Capitalization Growth Portfolio Class C | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]		25.02%	14.53%					13.10%
Class C | Large Capitalization Growth Portfolio Class C | Morningstar Large Growth Average
Prospectus [Line Items]
Average Annual Return, Percent	[14]		28.96%	15.42%					14.02%
Class C | Mid Capitalization Portfolio - Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[15]		15.69%	8.82%					6.12%
Class C | Mid Capitalization Portfolio - Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]		9.57%	5.75%					3.69%
Class C | Mid Capitalization Portfolio - Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]		13.53%	6.54%					4.37%
Class C | Mid Capitalization Portfolio - Class C | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]		25.02%	14.53%					13.10%
Class C | Mid Capitalization Portfolio - Class C | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[15]		14.40%	9.80%					8.92%
Class C | Small Capitalization Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[16]		8.63%	9.55%					6.26%
Class C | Small Capitalization Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]		(8.75%)	0.68%					(0.28%)
Class C | Small Capitalization Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]		19.36%	7.23%					4.01%
Class C | Small Capitalization Portfolio Class C | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]		25.02%	14.53%					13.10%
Class C | Small Capitalization Portfolio Class C | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[16]		11.15%	8.63%					7.95%
Class C | International Equity Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[17]		3.23%	2.56%					0.98%
Class C | International Equity Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]		3.23%	2.54%					0.97%
Class C | International Equity Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]		1.91%	1.97%					0.75%
Class C | International Equity Portfolio Class C | MSCI ACWI EX-USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[17]		5.54%	4.10%					4.80%
Class C | International Equity Portfolio Class C | Morningstar Foreign Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[17]		4.85%	4.45%					4.97%
Class C | Health & Biotechnology Porfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[18]		(1.30%)	3.66%					4.12%
Class C | Health & Biotechnology Porfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]		(1.75%)	1.70%					1.46%
Class C | Health & Biotechnology Porfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]		(0.42%)	2.70%					2.87%
Class C | Health & Biotechnology Porfolio Class C | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[18]		25.02%	14.53%					13.10%
Class C | Health & Biotechnology Porfolio Class C | Morningstar US Fund Health
Prospectus [Line Items]
Average Annual Return, Percent	[18]		0.96%	3.92%					6.47%
Class C | Technology & Communications Portfolio Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[19]		18.26%	11.21%					13.09%
Class C | Technology & Communications Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]		12.71%	6.50%					9.54%
Class C | Technology & Communications Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19]		14.97%	8.17%					10.01%
Class C | Technology & Communications Portfolio Class C | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[19]		25.02%	14.53%					13.10%
Class C | Technology & Communications Portfolio Class C | Morningstar US Fund Technology
Prospectus [Line Items]
Average Annual Return, Percent	[19]		21.96%	14.61%					16.26%
Class I | Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.77%	5.29%	5.01%	[20]
Performance Inception Date		Jan. 04, 2018
Class I | Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.48%	4.11%	3.88%	[20]
Class I | Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.40%	3.80%	3.58%	[20]
Class I | Conservative Balanced Allocation Portfolio Class I | Morningstar US Fund Moderately Conservative Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			7.88%	4.05%	4.06%	[20]
Class I | Conservative Balanced Allocation Portfolio Class I | Morningstar Moderately Conservative Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	3.88%	4.33%	[20]
Class I | Moderately Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.02%	6.64%			5.88%	[21]
Performance Inception Date		Jan. 10, 2018
Class I | Moderately Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.57%	5.20%			4.54%	[21]
Class I | Moderately Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	4.85%			4.25%	[21]
Class I | Moderately Conservative Balanced Allocation Portfolio Class I | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%			6.45%	[21]
Class I | Moderately Conservative Balanced Allocation Portfolio Class I | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%			5.50%	[21]
Class I | Moderate Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.37%	7.09%	6.51%	[22]
Performance Inception Date		Jan. 04, 2018
Class I | Moderate Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.11%	5.81%	5.28%	[22]
Class I | Moderate Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.08%	5.22%	4.77%	[22]
Class I | Moderate Balanced Allocation Portfolio Class I | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%	6.44%	[22]
Class I | Moderate Balanced Allocation Portfolio Class I | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%	5.53%	[22]
Class I | Moderately Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.54%	7.17%	6.34%	[23]
Performance Inception Date		Jan. 04, 2018
Class I | Moderately Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.33%	5.87%	5.14%	[23]
Class I | Moderately Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.19%	5.29%	4.64%	[23]
Class I | Moderately Aggressive Balanced Allocation Portfolio Class I | Morningstar US Fund Moderate Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	6.75%	6.44%	[23]
Class I | Moderately Aggressive Balanced Allocation Portfolio Class I | Morningstar Moderate Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	5.37%	5.53%	[23]
Class I | Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.49%	7.63%	6.80%	[24]
Performance Inception Date		Jan. 04, 2018
Class I | Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.45%	6.24%	5.48%	[24]
Class I | Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.73%	5.65%	4.99%	[24]
Class I | Aggressive Balanced Allocation Portfolio Class I | Morningstar US Fund Moderately Aggressive Allocation Category
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	7.50%	6.83%	[24]
Class I | Aggressive Balanced Allocation Portfolio Class I | Morningstar Moderately Aggressive Target Risk TR
Prospectus [Line Items]
Average Annual Return, Percent			10.66%	7.02%	6.83%	[24]
Class I | U.S. Government Money Market Portfolio Class I | 90 Day T-Bills
Prospectus [Line Items]
Average Annual Return, Percent			4.97%	2.47%					1.76%
Class I | U.S. Government Money Market Portfolio Class I | Morningstar US Fund Money Market Taxable
Prospectus [Line Items]
Average Annual Return, Percent			4.88%	2.23%					1.50%
Class I | U.S. Government Money Market Portfolio Class I | U.S. Government Money Market Portfolio:
Prospectus [Line Items]
Average Annual Return, Percent			2.80%	1.50%					0.90%
Class I | Investment Quality Bond Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.77%	0.53%					0.79%
Class I | Investment Quality Bond Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.16%)	0.13%					0.35%
Class I | Investment Quality Bond Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.46%	0.27%					0.45%
Class I | Investment Quality Bond Portfolio Class I | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)					1.35%
Class I | Investment Quality Bond Portfolio Class I | Morningstar US Fund Intermediate Core Bond
Prospectus [Line Items]
Average Annual Return, Percent			1.68%	(0.20%)					1.30%
Class I | Large Capitalization Value Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.99%	10.80%					7.93%
Class I | Large Capitalization Value Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.58%	8.18%					6.09%
Class I | Large Capitalization Value Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.72%	7.96%					5.83%
Class I | Large Capitalization Value Portfolio Class I | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class I | Large Capitalization Value Portfolio Class I | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent			14.28%	9.31%					8.72%
Class I | Large Capitalization Growth Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			40.99%	18.86%					15.66%
Class I | Large Capitalization Growth Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			33.73%	15.10%					11.62%
Class I | Large Capitalization Growth Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			28.03%	14.35%					11.36%
Class I | Large Capitalization Growth Portfolio Class I | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class I | Large Capitalization Growth Portfolio Class I | Morningstar Large Growth Average
Prospectus [Line Items]
Average Annual Return, Percent			28.96%	15.42%					14.02%
Class I | Mid Capitalization Portfolio - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.86%	9.92%					7.19%
Class I | Mid Capitalization Portfolio - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.05%	7.83%					5.40%
Class I | Mid Capitalization Portfolio - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.20%	7.50%					5.34%
Class I | Mid Capitalization Portfolio - Class I | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class I | Mid Capitalization Portfolio - Class I | Morningstar Mid Capitalization Blend Average
Prospectus [Line Items]
Average Annual Return, Percent			14.40%	9.80%					8.92%
Class I | Small Capitalization Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.86%	10.47%					7.24%
Class I | Small Capitalization Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.34%	8.31%					4.83%
Class I | Small Capitalization Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.48%	8.11%					5.18%
Class I | Small Capitalization Portfolio Class I | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class I | Small Capitalization Portfolio Class I | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent			11.15%	8.63%					7.95%
Class I | International Equity Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.25%	3.59%					1.99%
Class I | International Equity Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.31%	3.43%					1.80%
Class I | International Equity Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.46%	2.79%					1.50%
Class I | International Equity Portfolio Class I | MSCI ACWI EX-USA Index
Prospectus [Line Items]
Average Annual Return, Percent			5.54%	4.10%					4.80%
Class I | International Equity Portfolio Class I | Morningstar Foreign Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent			4.85%	4.45%					4.97%
Class I | Health & Biotechnology Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.71%	4.69%					5.16%
Class I | Health & Biotechnology Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.46%	3.43%					3.19%
Class I | Health & Biotechnology Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.62%	3.53%					3.74%
Class I | Health & Biotechnology Portfolio Class I | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class I | Health & Biotechnology Portfolio Class I | Morningstar US Fund Health
Prospectus [Line Items]
Average Annual Return, Percent			0.96%	3.92%					6.47%
Class I | Technology & Communications Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.55%	12.33%					14.22%
Class I | Technology & Communications Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.77%	9.49%					11.88%
Class I | Technology & Communications Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.24%	9.32%					11.24%
Class I | Technology & Communications Portfolio Class I | S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%					13.10%
Class I | Technology & Communications Portfolio Class I | Morningstar US Fund Technology
Prospectus [Line Items]
Average Annual Return, Percent			21.96%	14.61%					16.26%

[1]	The Portfolio commenced operations on January 4, 2018.
[2]	The Portfolio commenced operations on January 10, 2018.
[3]	The Portfolio commenced operations on January 4, 2018.
[4]	The Portfolio commenced operations on January 4, 2018.
[5]	The Portfolio commenced operations on January 4, 2018.
[6]	The Portfolio commenced operations on January 4, 2018.
[7]	The Portfolio commenced operations on January 10, 2018.
[8]	The Portfolio commenced operations on January 4, 2018.
[9]	The Portfolio commenced operations on January 4, 2018.
[10]	The Portfolio commenced operations on January 4, 2018.
[11]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[12]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information -Contingent Deferred Sales Charge.”
[13]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[14]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[15]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[16]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[17]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[18]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[19]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[20]	The Portfolio commenced operations on January 4, 2018.
[21]	The Portfolio commenced operations on January 10, 2018.
[22]	The Portfolio commenced operations on January 4, 2018.
[23]	The Portfolio commenced operations on January 4, 2018.
[24]	The Portfolio commenced operations on January 4, 2018.